Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In fiscal year 2025, we did not grant any stock options, stock appreciation rights or similar option-like instruments.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false